Shareholders' equity (Details 2) - BRL (R$)		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Thousand of reais
Dividends and Interest on Capital
Real		R$ 10,800,000		R$ 6,600,000		R$ 6,300,000
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 1,000,000	[1],[2]	R$ 600,000	[3],[4]	R$ 500,000	[5],[6]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 127.5853	[1],[2]	R$ 76.3304	[3],[4]	R$ 63.3780	[5],[6]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		140.3438	[1],[2]	83.9634	[3],[4]	69.7158	[5],[6]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 267.9291	[1],[2]	R$ 160.2938	[3],[4]	R$ 133.0938	[5],[6]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 1,000,000	[2],[7]	R$ 600,000	[4],[8]	R$ 500,000	[6],[9]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 127.6399	[2],[7]	R$ 76.4985	[4],[8]	R$ 63.5280	[6],[9]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		140.4039	[2],[7]	84.1484	[4],[8]	69.8808	[6],[9]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 268.0438	[2],[7]	R$ 160.6469	[4],[8]	R$ 133.4088	[6],[9]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 1,000,000	[2],[10]	R$ 2,880,000	[4],[11]	R$ 500,000	[6],[12]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 127.6610	[2],[10]	R$ 367.4149	[4],[11]	R$ 63.5917	[6],[12]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		140.4271	[2],[10]	404.1564	[4],[11]	69.9509	[6],[12]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 268.0881	[2],[10]	R$ 771.5713	[4],[11]	R$ 133.5426	[6],[12]
Interim Dividends | Thousand of reais
Dividends and Interest on Capital
Real		R$ 6,790,000	[2],[13]	R$ 600,000	[4],[14]	R$ 2,500,000	[6],[15]
Interim Dividends | Common
Dividends and Interest on Capital
Shares		R$ 867.0180	[2],[13]	R$ 76.4956	[4],[14]	R$ 318.2994	[6],[15]
Interim Dividends | Preferred
Dividends and Interest on Capital
Shares		953.7197	[2],[13]	84.1451	[4],[14]	350.1293	[6],[15]
Interim Dividends | Shares / Units
Dividends and Interest on Capital
Shares		R$ 1,820.74	[2],[13]	R$ 160.6407	[4],[14]	R$ 668.4287	[6],[15]
Interest on Capital | Thousand of reais
Dividends and Interest on Capital
Real		R$ 1,010,000	[2],[16]			R$ 2,300,000	[12],[17]
Interest on Capital | Common
Dividends and Interest on Capital
Shares		R$ 128.9673	[2],[16]			R$ 292.8354	[12],[17]
Interest on Capital | Preferred
Dividends and Interest on Capital
Shares		141.8641	[2],[16]			322.1190	[12],[17]
Interest on Capital | Shares / Units
Dividends and Interest on Capital
Shares		R$ 270.8314	[2],[16]			R$ 614.9544	[12],[17]
Interim Dividends | Thousand of reais
Dividends and Interest on Capital
Real	[4],[18]			R$ 1,920,000
Interim Dividends | Common
Dividends and Interest on Capital
Shares	[4],[18]			R$ 244.9433
Interim Dividends | Preferred
Dividends and Interest on Capital
Shares	[4],[18]			269.4376
Interim Dividends | Shares / Units
Dividends and Interest on Capital
Shares	[4],[18]			R$ 514.3809

[1]	Established by the Board of Directors in March 29, 2019, Common Shares - R$108.4475, preferred - R$119.2922 e Units - R$227.7397 net of taxes and was paid in May 28, 2019, without any remuneration for monetary indexation.
[2]	The amount of dividends and interest on equity will be fully charged to the minimum mandatory dividends to be distributed by the Bank for the year 2019.
[3]	Established by the Board of Directors in March 27, 2018, Common Shares - R$ 64.8808, preferred - R$71.3689 and Units - R$ 136.2497 net of taxes, and was paid on April 26, 2018 without any compensation as monetary indexation.
[4]	The amount of dividends and interest on shareholders' equity will be fully charged to the minimum mandatory dividends to be distributed by the Bank for the financial year 2018.
[5]	Established by the Board of Directors in April 2017, common - R$ 53.8713, preferred - R$ 59.2584 and Units - R$ 113.1297 net of taxes. They were paid as of May 26, 2017, without any monetary restatement.
[6]	The amount of interest on own capital and interim dividends will be fully charged to the mandatory dividends for the 2017 financial year.
[7]	Established by the Board of Directors in June 28, 2019, Common Shares - R$108.4939, preferred - R$119.3433 e Units - R$227.8373 net of taxes and was paid in July 31, 2019, without any remuneration for monetary indexation.
[8]	Established by the Board of Directors in September 28, 2018, common - R$ 65.0237, preferred - R$ 71.5261 and Units - R$ 136.5498 net of taxes and paid on October 26, 2018, without any compensation as monetary indexation.
[9]	Established by the Board of Directors in July 2017, common - R$ 53.9988, preferred - R$ 59.3987 and Units - R$ 113.3975 net of taxes. They were paid as of August 25, 2017, without any monetary restatement.
[10]	Deliberated by the Board of Directors on September 30, 2019, common - R$108.5119, preferred - R$119.3631 and Units - R$227.8749 net of taxes and were paid on October 30, 2019, without any remuneration monetary indexation.
[11]	Established by the Board of Directors in December 28, 2018, common - R$ 312.3027, preferred - R$ 343.5329 and Units - R$ 655.8356 net of taxes and paid on February 26, 2019, without any compensation as monetary indexation.
[12]	Established by the Board of Directors in September 2017, common - R$ 54.0530, preferred - R$ 59.4583 and Units - R$ 113.5113 net of taxes. They were paid as of October 26, 2017, without any monetary indexation.
[13]	Deliberated by the Board of Directors on December 27, 2019, that was paid in February 21, 2020, without any monetary indexation.
[14]	Established by the Board of Directors in July 2017, Common Shares - R$53.9988, preferred - R$59.3987 and Units - R$113.3975 net of taxes, andJune 26, 2018, was paid on August 25, 2017July 27, 2018 without any compensation as monetary correctionindexation.
[15]	Deliberated by the Board of Directors in December 2017. They were paid on February 26, 2018, without any monetary indexation.
[16]	Deliberated by the Board of Directors on December 27, 2019, common - R$109.6222, preferred - R$120.5844 and Units - R$230.2067 net of taxes that will be paid in February 2020, without any monetary indexation.
[17]	Deliberated by the Board of Directors in December 2017, common - R $ 248.9101, preferred - R$ 273.8011 and Units - R$ 522.7112 net of taxes. They were paid on February 26, 2018, without any monetary indexation.
[18]	Deliberated by the Board of Directors on December 28, 2018 and paid as of February 26, 2019, without any monetary indexation.